Subordinated Debentures: (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Oct. 31, 2008	Sep. 30, 2003	Dec. 31, 2012
Subordinated Debentures (Textual) [Abstract]
Variable rate capital securities with an aggregate liquidation amount		$ 10,000,000
Preferred security, Aggregate liquidation amount		1,000
Floating rate junior subordinated debentures			10,310,000
Percentage above LIBOR	3.10%		3.10%
Variable interest rate	Three-month London Interbank Lending Rate (LIBOR) plus 3.10%		Three-month LIBOR plus 3.10% adjusted quarterly
Quarterly variable interest rate			3.41%
Junior subordinated debentures maturity			2033
Junior subordinated debentures and capital securities redemption price	1,000
Debt issuance cost and underwriting fees			$ 190,000